LOANS PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Loans Payable
LOANS PAYABLE

11. LOANS PAYABLE

Table 11: Details of Loans Payable

	September 30, 2025	December 31, 2024
Loan payable	$405,314	$405,314
Loan payable - SLG	264,379	-
Economic injury disaster loan - Cycurion	150,000	150,000
Economic injury disaster loan - SLG	157,220	-
Private loan payable	203,623	-
Funded loans payable	1,180,536	555,314
Less: Unamortized debt-issuance costs and discounts	-	-
Total loans payable	1,180,536	555,314
Less: Current portion of long-term debt	885,240	408,516
Long-term debt	$295,296	$146,798

Loan payable

On March 20, 2023, the Company entered into a receivable purchase agreement (the “RPA Loan”) for cash received of $0.3 million, with a specified interest rate of 8.00%, due January 20, 2024. The RPA Loan requires weekly payments of $15,302, until $0.5 million is repaid. As of September 30, 2025 and December 31, 2024, the Company recognized a balance owing of $0.4 million, respectively, and the loan is in default.

EIDL Cycurion Loan

On July 16, 2020, the Company executed the standard loan documents required for securing loans (the “EIDL Loan - Cycurion”) offered by the U.S. Small Business Administration (the “SBA”) under its Economic Injury Disaster Loan (“EIDL”) assistance program in light of the impact of the COVID-19 pandemic on the Company’s business. The principal amount of the EIDL Cycurion Loan is $150,000, with proceeds to be used for working capital purposes. Interest accrues at the rate of 3.75% per annum and will accrue from the date of the EIDL Cycurion Loan. Installment payments, including principal and interest, are due monthly beginning July 16, 2021 (twelve months from the date of the EIDL Cycurion Loan) in the amount of $731. The balance of principal and interest is payable 30 years from the date of the EIDL Cycurion Loan.

EIDL SLG Loan

On September 30, 2020, the Company executed the standard loan documents required for securing loans (the “EIDL SLG Loan”) offered by the SBA under its EIDL assistance program in light of the impact of the COVID-19 pandemic on the Company’s business. The principal amount of the EIDL SLG Loan is $150,000, with the proceeds to be used for working capital purposes. Interest accrues at the rate of 3.75% per annum and will accrue from the date of the EIDL SLG Loan. Installment payments, including principal and interest, are due monthly beginning January 1, 2023 in the amount of $731. The balance of principal and interest is payable 30 years from the date of the EIDL SLG Loan (June 30, 2050). As of September 30, 2025, the balance of the EIDL SLG Loan including interest is $157,220.

Loan Payable-SLG

In 2022 and 2023, the Company entered into non-recourse agreements with a lender to sell future receipts. Under the agreement, the Company was required to make daily payments. The terms were renegotiated to monthly payments in 2023. As of September 30, 2025, the balance on the loan is $264,379 and it is currently in default.

Private Loan payable

In 2017, the Company entered into a loan agreement with a third party to provide up to $500,000. The funds can be requested on an as-needed basis based on a 10-30% interest rate. As of September 30, 2025, the balance on the loan is $203,623 and is currently in default.

NOTE 8 — LOANS PAYABLE

EIDL Loan

On July 16, 2020, the Company executed the standard loan documents required for securing loans (the “EIDL Loan”) offered by the U.S. Small Business Administration (the “SBA”) under its Economic Injury Disaster Loan (“EIDL”) assistance program in light of the impact of the COVID-19 pandemic on the Company’s business. The principal amount of the EIDL Loan is $150,000, with proceeds to be used for working capital purposes. Interest accrues at the rate of 3.75% per annum and will accrue from the date of the EIDL Loan. Installment payments, including principal and interest, are due monthly beginning July 16, 2021 (twelve months from the date of the EIDL Loans) in the amount of $731. The balance of principal and interest is payable 30 years from the date of the EIDL Loan. The Company recorded note payable as $3,202  of loan payable under current liability and $146,798 of long-term loan payable, respectively, as of December 31, 2024 and 2023.

Other loan payable

On March 20, 2023, the Company entered into a receivable purchase agreement (the “RPA Loan”) for case received of $339,500, with a specified interest rate of 8.00%, due January 20, 2024. The RPA Loan requires weekly payments of $15,302, until $489,650 is repaid. As of December 31, 2024 and 2023, the Company recognized a balance owing of $405,314, respectively and the loan is in default.